UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 04/30/2010

Item 1 – Report to Stockholders

BlackRock Global Dynamic Equity Fund

SEMI-ANNUAL REPORT APRIL 30, 2010 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of April 30, 2010	6-month	12-month

US equities (S&P 500 Index)	15.66%	38.84%

Small cap US equities (Russell 2000 Index)	28.17	48.95

International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2010

Portfolio Management Commentary

How did the Fund perform?

•

The Fund generated positive results for the six-month period, but underperformed its Reference Benchmark, which comprises 60% US equities and 40% non-US equities, as represented by the S&P 500 Index and the FTSE World Index (ex-US), respectively. All share classes outperformed the FTSE World Index.

What factors influenced performance?

•

Contributing favorably to the Fund’s performance relative to its Reference Benchmark were its underweights in Spain, France and Italy, as well as an overweight and stock selection in Canada, an overweight in Russia and stock selection in Japan. From a sector perspective, underweights and stock selection in financials, consumer staples and utilities; an overweight and stock selection in materials; and stock selection in health care all contributed positively.

•

The Fund also held positions in convertible bonds, which contributed positively to relative performance. Convertible bonds are fixed income securities that may be converted into equity securities under certain conditions.

•

Detracting from the Fund’s relative performance were its underweight and stock selection in the US, in addition to its stock selection in Germany and China. From a sector perspective, underweights and stock selection in the consumer discretionary and industrials sectors, as well as an overweight and stock selection in energy, detracted from relative performance.

Describe recent portfolio activity.

•

During the period, the Fund increased its weighting in the US, Asia and Africa/Middle East, and decreased its weighting in Europe. On a sector basis, the Fund increased its weightings in materials, consumer discretionary, financials, information technology, industrials and energy, while reducing its weightings in health care, consumer staples and telecommunication services. The Fund’s allocation to convertible bonds decreased from 5.7% of net assets to 4.3%.

Describe Fund positioning at period end.

• Relative to its Reference Benchmark, the Fund was underweight in the US and Europe, and was overweight in Asia and Latin America.

•

On a sector basis, the Fund was overweight in materials, telecommunication services, energy and health care. The Fund is currently underweight in financials, consumer discretionary, information technology, consumer staples, industrials and utilities.

• In addition, the Fund was overweight in convertible bonds.

•

As for currency exposure, the Fund was underweight in the euro, the British pound, the US dollar, the Australian dollar and the Swiss franc. The Fund’s overweight positions included the Japanese yen, the Brazilian real and the Russian ruble, along with several Asian currencies, including the Indian rupee, the Singapore dollar and the Malaysian ringgit.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings (Equity Investments)	Percent of Long-Term Investments

SPDR Gold Trust	3%
Exxon Mobil Corp.	2
Microsoft Corp.	2
Petroleo Brasileiro SA—ADR	1
Bristol-Myers Squibb Co.	1
Apple, Inc.	1
International Business Machines Corp.	1
General Electric Co.	1
Wells Fargo & Co.	1
JPMorgan Chase & Co.	1

Geographic Allocation	Percent of Long-Term Investments

United States	56%
Japan	11
Canada	5
Brazil	4
United Kingdom	3
Russia	3
China	3
Singapore	2
South Korea	2
Other[1]	11

[1]	Other includes a 1% holding in each of the following countries: Switzerland, Taiwan, Australia, Hong Kong, India, Malaysia, France, United Arab Emirates, Turkey, Kazakhstan and Germany.

4	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in United States and foreign equity securities.

[3]	This unmanaged capitalization-weighted index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]	This unmanaged capitalization-weighted index is comprised of 1,630 companies in 28 countries, excluding the United States.

[6]	The Reference Benchmark is an unmanaged weighted index comprised of 60% of the S&P 500 Index and 40% of the FTSE World Index (Excluding US).

[7]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[8]

		1 Year		Since Inception[9]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	11.06%	36.34%	N/A	6.26%	N/A
Investor A	11.01	36.17	29.02%	6.00	4.74%
Investor B	10.50	34.89	30.39	5.15	4.78
Investor C	10.57	35.07	34.07	5.20	5.20
Class R	10.83	35.58	N/A	5.66	N/A
FTSE World Index	9.88	39.33	N/A	3.42	N/A
FTSE World Index (Excluding US)	5.42	39.67	N/A	4.92	N/A
S&P 500 Index	15.66	38.84	N/A	1.51	N/A
Reference Benchmark	11.49	39.31	N/A	2.97	N/A

[8]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[9]	The Fund commenced operations on November 4, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to March 1, 2007, Class R Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advisor waived a portion of its fees. Without such waiver, the Fund’s returns would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after March 1, 2011.

6	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on November 1, 2009 and held through April 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[1]

Institutional	$1,000	$1,110.60	$5.37	$1,000	$1,019.81	$5.14
Investor A	$1,000	$1,110.10	$6.68	$1,000	$1,018.57	$6.39
Investor B	$1,000	$1,105.00	$11.18	$1,000	$1,014.28	$10.70
Investor C	$1,000	$1,105.70	$10.66	$1,000	$1,014.78	$10.20
Class R	$1,000	$1,108.30	$8.94	$1,000	$1,016.42	$8.55

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.02% for Institutional, 1.27% for Investor A, 2.13% for Investor B, 2.03% for Investor C and 1.70% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses are calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

Derivative Financial Instruments

The Fund may invest in various derivative instruments, including financial futures contracts, swaps, options and foreign currency exchange contracts, as specified in Note 2 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument.

The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	7

Consolidated Schedule of Investments April 30, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 1.0%
BHP Billiton Ltd.	121,594	$4,445,020
CSL Ltd.	45,042	1,345,918
Newcrest Mining Ltd.	24,391	736,259
Rio Tinto Ltd.	10,401	679,603
Telstra Corp. Ltd.	259,896	761,467
Woodside Petroleum Ltd.	34,736	1,440,478

		9,408,745

Austria — 0.0%
Telekom Austria AG	26,075	346,379

Belgium — 0.2%
RHJ International (a)	134,300	1,148,410
RHJ International — ADR (a)	41,200	353,271

		1,501,681

Brazil — 3.5%
All America Latina Logistica SA	72,300	646,780
Banco Itau Holding Financeira SA (Preference Shares)	67,800	1,469,699
Banco Santander Brasil SA	54,900	635,144
Cia Brasileira, Class B	2,602	88,557
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	69,666	2,371,029
Cia Energetica de Minas Gerais — ADR	23,541	380,189
Cosan Ltd. (a)	115,200	1,223,424
Cyrela Brazil Realty SA	142,100	1,704,464
Hypermarcas SA (a)	278,600	3,816,175
Mrv Engenharia e Participações SA	134,400	940,974
NET Servicos de Comunicação SA (Preference Shares) (a)	60,700	716,911
Petroleo Brasileiro SA — ADR	303,200	11,503,408
Petroleo Brasileiro SA — ADR	27,400	1,162,582
SLC Agricola SA	112,300	1,054,357
Usinas Siderurgicas de Minas Gerais SA (Preference ‘A’ Shares)	15,300	500,039
Vale SA, Class A (Preference Shares)	87,100	2,337,031
Vivo Participações SA — ADR	92,375	2,445,166

		32,995,929

Canada — 4.6%
Agrium, Inc.	13,000	811,330
Alamos Gold, Inc.	91,400	1,357,773
BCE, Inc.	4,000	120,400
Barrick Gold Corp.	106,397	4,633,589
Canadian Natural Resources Ltd.	24,400	1,877,336
Canadian Pacific Railway Ltd.	21,102	1,242,064
Canadian Pacific Railway Ltd.	22,638	1,334,479
Cenovus Energy, Inc.	1,600	46,880
Daylight Resources Trust	119,000	1,312,069
Eldorado Gold Corp.	170,500	2,618,429
EnCana Corp.	1,600	52,912
Goldcorp, Inc.	130,700	5,650,161

Common Stocks	Shares	Value

Canada (concluded)
Golden Star Resources Ltd. (a)	56,500	$256,414
IAMGOLD Corp.	240,778	4,302,703
IAMGOLD, International African Mining Gold Corp.	66,369	1,187,821
Kinross Gold Corp.	63,215	1,199,189
Kinross Gold Corp.	231,184	4,415,209
New Gold, Inc. (a)	12,900	75,561
Potash Corp. of Saskatchewan, Inc.	5,800	640,900
Rogers Communications, Inc., Class B	9,900	352,903
Rogers Communications, Inc., Class B	21,000	747,810
Silver Wheaton Corp. (a)	44,900	876,448
Sino-Forest Corp. (a)	92,400	1,642,788
Suncor Energy, Inc.	26,868	919,141
TELUS Corp.	16,100	595,627
Talisman Energy, Inc.	11,600	197,444
Thomson Reuters Corp.	1,900	68,172
Vittera, Inc. (a)	35,600	301,398
Yamaha Gold, Inc.	370,364	4,043,450

		42,880,400

Chile — 0.1%
Banco Santander Chile SA — ADR	10,300	678,667
Sociedad Quimica y Minera de Chile SA	16,600	597,600

		1,276,267

China — 2.5%
Beijing Enterprises Holdings Ltd.	698,344	4,499,180
Chaoda Modern Agriculture Holdings Ltd.	2,691,493	3,077,205
China BlueChemical Ltd.	874,600	540,751
China Communications Services Corp. Ltd.	33,600	16,870
China Huiyan Juice Group Ltd.	173,000	131,433
China Life Insurance Co., Ltd.	212,800	979,837
China Life Insurance Co., Ltd. — ADR	16,299	1,101,649
China Mobile Ltd.	220,400	2,157,506
China Pacific Insurance Group Co., Ltd.	105,600	441,351
China Shenhua Energy Co., Ltd., Class H	549,800	2,359,258
China South Locomotive and Rolling Corp.	458,800	345,481
China Telecom Corp., Ltd.	990,000	454,202
China Unicom Ltd.	234,000	291,467
Denway Motors Ltd.	1,219,500	716,230
Dongfeng Motor Group Co., Ltd.	93,600	132,935
Guangshen Railway Co., Ltd.	1,936,000	752,639
Jiangsu Express	263,500	247,414
Ping An Insurance Group Co. of China Ltd.	88,500	757,635
Shanghai Industrial Holdings Ltd.	61,600	266,142
Tianjin Development Holdings Ltd.	3,255,400	2,044,857
Tianjin Port Development Holdings Ltd.	4,469,500	1,256,946
Xiamen International Port Co., Ltd.	1,955,000	366,286
Zhongsheng Group Holdings Ltd. (a)	201,900	280,845

		23,218,119

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
BRL	Brazilian Real
CNY	Chinese Yuan
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
HLDRS	Holding Company Depositary Receipts
INR	Indian Rupee
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipts
THB	Thai Baht
USD	US Dollar

See Notes to Consolidated Financial Statements.

8	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Egypt — 0.2%
Telecom Egypt	506,934	$1,684,360

Finland — 0.1%
Fortum Oyj	33,112	855,589

France — 0.8%
AXA SA	24,050	477,932
AXA SA — ADR	1,500	28,740
Cie Générale d’Optique Essilor International SA	35,636	2,172,368
France Telecom SA	84,003	1,838,967
Sanofi-Aventis	8,200	559,393
Sanofi-Aventis — ADR	2,000	68,220
Thales SA	12,400	461,792
Total SA	27,074	1,473,025

		7,080,437

Germany — 0.2%
Allianz AG Registered Shares	7,728	885,978
Bayer AG	14,391	919,256
Bayer AG — ADR	1,100	68,420

		1,873,654

Hong Kong — 0.9%
Cheung Kong Holdings Ltd.	84,200	1,038,342
Cheung Kong Infrastructure Holdings Ltd.	179,200	669,156
China Dongxiang Group Co.	796,900	540,902
HSBC Holdings Plc, Hong Kong Registered Shares	95,800	978,288
Hutchison, Whampoa Ltd.	161,627	1,109,263
The Link Real Estate Investment Trust	899,200	2,205,974
Ports Design Ltd.	2,500	6,122
Shougang Concord International Enterprises Co., Ltd.	1,509,800	272,815
Sinopharm Group Co.	143,700	647,670
Wharf Holdings Ltd.	207,125	1,120,196

		8,588,728

India — 1.0%
Adani Power Ltd. (a)	367,867	1,029,238
Bharat Heavy Electricals Ltd.	32,700	1,823,913
Container Corp. of India	10,700	311,656
Hindustan Lever Ltd.	77,600	418,555
Housing Development Finance Corp.	13,200	830,863
Larsen & Toubro Ltd.	20,650	745,748
Reliance Industries Ltd.	91,000	2,104,358
State Bank of India Ltd.	30,620	1,577,086

		8,841,417

Indonesia — 0.2%
Bumi Resources Tbk PT	3,536,007	907,481
Telekomunikasi Indonesia Tbk PT	1,329,400	1,147,667

		2,055,148

Ireland — 0.2%
Accenture Plc	2,400	104,736
Covidien Plc	23,875	1,145,761
Ingersoll-Rand Plc	2,900	107,242
Warner Chilcott Plc, Class A (a)	3,600	102,096

		1,459,835

Common Stocks	Shares	Value

Israel — 0.3%
AFI Development Plc — ADR (a)	172,000	$361,200
Teva Pharmaceutical Industries Ltd. — ADR	44,700	2,625,231

		2,986,431

Italy — 0.1%
Assicurazioni Generali SpA	10,700	225,856
Intesa Sanpaolo SpA	150,100	494,717

		720,573

Japan — 10.2%
Astellas Pharma, Inc.	21,600	756,323
Canon, Inc.	59,400	2,717,152
Coca-Cola Central Japan Co., Ltd.	34,848	449,504
Coca-Cola West Holdings Co., Ltd.	74,975	1,326,500
Daihatsu Motor Co., Ltd.	53,200	513,004
Daikin Industries Ltd.	7,000	263,972
Daiwa House Industry Co., Ltd.	94,000	1,011,413
Denso Corp.	30,000	875,496
East Japan Railway Co.	45,434	3,039,253
Fanuc Ltd.	7,600	897,453
Fuji Heavy Industries Ltd.	197,000	1,102,556
Fujitsu Ltd.	48,900	343,863
Futaba Industrial Co., Ltd.	77,800	628,586
Hitachi Chemical Co., Ltd.	40,000	868,695
Hokkaido Coca-Cola Bottling Co., Ltd.	14,000	69,846
Honda Motor Co., Ltd.	46,800	1,583,598
Hoya Corp.	97,900	2,707,813
JGC Corp.	86,377	1,491,492
KDDI Corp.	610	2,941,130
Kinden Corp.	104,000	922,886
Kirin Holdings Co., Ltd.	128,700	1,843,853
Kubota Corp.	321,300	2,822,052
Kuraray Co., Ltd.	47,600	623,133
Kyowa Hakko Kirin Co., Ltd.	70,200	736,582
Mikuni Coca-Cola Bottling Co., Ltd.	35,300	279,832
Mitsubishi Corp.	194,800	4,614,402
Mitsubishi Tanabe Pharma Corp.	20,100	265,941
Mitsubishi UFJ Financial Group, Inc.	286,800	1,494,525
Mitsui & Co., Ltd.	214,100	3,217,729
Mitsui OSK Lines Ltd.	100,000	747,618
Mitsui Sumitomo Insurance Group Holdings, Inc.	151,259	4,347,571
Murata Manufacturing Co., Ltd.	26,200	1,550,481
NGK Insulators Ltd.	34,600	681,896
NKSJ Holdings, Inc. (a)	287,730	2,089,018
NTT DoCoMo, Inc.	2,723	4,236,421
NTT Urban Development Co.	435	422,044
Nintendo Co., Ltd.	2,200	739,040
Nippon Electric Glass Co.	20,000	304,987
Nippon Telegraph & Telephone Corp.	29,500	1,200,755
Nomura Holdings, Inc.	142,600	985,668
Okumura Corp.	310,500	1,055,921
Rinnai Corp.	17,800	872,979
Rohm Co., Ltd.	15,500	1,148,706
Sekisui House Ltd.	203,000	1,935,011
Seven & I Holdings Co., Ltd.	87,800	2,245,142
Shimachu Co., Ltd.	18,300	380,529

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Shin-Etsu Chemical Co., Ltd.	68,300	$3,937,192
Shionogi & Co., Ltd.	46,100	832,193
Sony Corp. — ADR	2,500	85,550
Sony Financial Holdings, Inc.	90	324,578
Sumitomo Chemical Co., Ltd.	904,000	4,271,696
Sumitomo Electric Industries Ltd.	28,800	354,411
Sumitomo Mitsui Financial Group, Inc.	35,200	1,164,129
Suzuki Motor Corp.	130,200	2,736,773
TDK Corp.	12,800	819,209
Tadano Ltd.	25,000	135,028
Terumo Corp.	10,500	534,927
Toda Corp.	242,500	878,073
Toho Co., Ltd.	74,600	1,286,203
Tokio Marine Holdings, Inc.	161,600	4,810,932
Tokyo Gas Co., Ltd.	486,000	2,065,284
Toyota Industries Corp.	77,227	2,253,487
Toyota Motor Corp.	39,200	1,514,608
Ube Industries Ltd.	382,400	966,565
West Japan Railway Co.	269	977,767

		95,300,976

Kazakhstan — 0.4%
KazMunaiGas Exploration Production — ADR	136,700	3,362,820

Luxembourg — 0.0%
Millicom International Cellular SA	1,400	123,592

Malaysia — 0.7%
Axiata Group Bhd (a)	659,800	803,616
British American Tobacco Malaysia Bhd	40,000	550,559
Genting Malaysia Bhd	132,630	119,731
IOI Corp. Bhd	183,748	311,885
PLUS Expressways Bhd	1,152,145	1,239,276
Telekom Malaysia Bhd	293,000	317,999
Tenaga Nasional Bhd	305,841	812,964
YTL Power International	3,268,817	2,240,865

		6,396,895

Mexico — 0.3%
America Movil, SA de CV — ADR	41,000	2,110,680
Fomento Economico Mexicano, SA de CV — ADR	9,800	463,834

		2,574,514

Netherlands — 0.2%
Koninklijke KPN NV	51,274	769,264
Koninklijke Philips Electronics NV	18,000	604,425
Koninklijke Philips Electronics NV, New York Registered Shares	5,300	176,702
Unilever NV — ADR	23,200	702,032

		2,252,423

Norway — 0.2%
DnB NOR ASA	12,200	144,388
Statoil ASA	56,500	1,366,154

		1,510,542

Philippines — 0.1%
First Gen Corp. (a)	148,824	33,845
Philippine Long Distance Telephone Co. — ADR	11,600	652,384

		686,229

Common Stocks	Shares	Value

Russia — 2.6%
Kuzbassrazrezugol (a)	3,080,806	$1,540,403
LSR Group OJSC — GDR	1,998,350	2,010,105
MMC Norilsk Nickel — ADR	110,037	2,112,711
Magnitogorsk Iron & Steel Works — ADR	46,000	629,280
Novorossiysk Commercial Sea Port — GDR	307,200	4,147,200
OAO Rosnft Oil Co. — GDR	77,400	627,714
Polyus Gold Co. ZAO — ADR	96,900	2,411,841
RusHydro — ADR (a)	899,534	5,217,297
Sberbank	933,600	2,520,720
Surgutneftegaz — ADR	72,900	696,924
Uralkali — GDR	46,600	1,004,230
VimpelCom Ltd. — ADR (a)	81,900	1,426,698

		24,345,123

Singapore — 1.3%
CapitaLand Ltd.	38,500	103,997
DBS Group Holdings Ltd.	60,000	660,660
Fraser and Neave Ltd.	390,800	1,388,643
Keppel Corp. Ltd.	253,000	1,795,154
MobileOne Ltd.	259,090	401,903
Noble Group Ltd.	123,280	267,381
Oversea-Chinese Banking Corp.	271,000	1,721,095
Parkway Holdings Ltd.	621,190	1,520,521
Parkway Life Real Estate Investment Trust	35,983	34,749
Sembcorp Marine Ltd.	210,400	643,830
Singapore Press Holdings Ltd.	191,000	570,498
Singapore Telecommunications Ltd.	1,026,060	2,263,269
United Overseas Bank Ltd.	33,500	490,102

		11,861,802

South Africa — 0.2%
Anglo Platinum Ltd.	4,195	455,240
Gold Fields Ltd. — ADR	35,400	475,776
Impala Platinum Holdings Ltd.	15,000	422,926
Katanga Mining Ltd. (a)	323,748	382,455
Sasol Ltd.	13,700	554,329

		2,290,726

South Korea — 1.6%
Cheil Industries, Inc.	12,700	910,401
KT Corp. — ADR	92,100	2,081,460
KT&G Corp.	31,200	1,576,397
Korean Reinsurance Co.	13,932	121,488
LG Corp.	11,400	777,303
LG Display Co., Ltd.	23,300	990,914
LS Corp.	13,400	1,092,920
Meritz Fire & Marine Insurance Co., Ltd.	13,947	90,287
POSCO	2,100	941,710
POSCO — ADR	10,600	1,188,896
Paradise Co., Ltd.	88,134	256,511
SK Telecom Co., Ltd.	8,910	1,390,495
Samsung Electronics Co., Ltd.	3,740	2,843,667
Samsung Fine Chemicals Co., Ltd.	21,500	1,028,870

		15,291,319

Spain — 0.2%
Iberdrola Renovables	131,900	511,353
Telefonica SA	48,719	1,102,767

		1,614,120

See Notes to Consolidated Financial Statements.

10	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland — 1.3%
Crédit Suisse Group AG	3,000	$137,100
Crédit Suisse Group AG	25,042	1,149,372
Nestlé SA, Registered Shares	74,118	3,626,662
Noble Corp.	2,400	94,776
Novartis AG, Registered Shares	25,570	1,303,680
Roche Holding AG	9,124	1,440,581
Transocean Ltd. (a)	16,030	1,161,374
Tyco Electronics Ltd.	12,975	416,757
Tyco International Ltd.	10,775	417,962
UBS AG	62,400	966,712
Weatherford International Ltd. (a)	39,300	711,723
Zurich Financial Services AG	4,543	1,007,160

		12,433,859

Taiwan — 1.3%
Asustek Computer, Inc.	291,338	561,765
Catcher Technology Co., Ltd.	96,800	255,382
Cheng Shin Rubber Industry Co., Ltd.	187,000	401,913
Chunghwa Telecom Co., Ltd.	428,835	841,844
Chunghwa Telecom Co., Ltd. — ADR	93,657	1,828,185
Compal Electronics, Inc.	206,000	286,295
Delta Electronics, Inc.	439,324	1,456,250
Far EasTone Telecommunications Co., Ltd.	546,000	664,547
HON HAI Precision Industry Co., Ltd.	240,817	1,130,522
HTC Corp.	123,750	1,658,209
MediaTek, Inc.	38,000	643,417
Taiwan Cement Corp.	332,947	299,198
Taiwan Semiconductor Manufacturing Co., Ltd.	923,994	1,808,349

		11,835,876

Thailand — 0.3%
Hana Microelectronics Pcl	385,146	283,309
PTT Chemical Pcl	76,521	244,782
PTT Public Co.	117,236	931,221
Siam Commercial Bank Pcl	457,205	1,158,733

		2,618,045

Turkey — 0.5%
BIM Birlesik Magazalar AS	16,300	911,097
Tupas Turkiye Petrol Rafine	38,900	864,826
Turk Telekomunikasyon AS	215,300	802,711
Turkcell Iletisim Hizmet AS	92,600	600,183
Turkiye Garanti Bankasi AS	285,000	1,380,691

		4,559,508

United Kingdom — 2.6%
Anglo American Plc (a)	48,900	2,077,073
Antofagasta Plc	57,800	876,357
AstraZeneca Group Plc — ADR	2,300	101,729
BG Group Plc	42,800	723,436
BP Plc	206,160	1,798,114
BP Plc — ADR (b)	6,300	328,545
British American Tobacco Plc	24,893	782,755
Diageo Plc — ADR	56,000	3,815,840
Ensco International Plc — ADR	2,500	117,950
Guinness Peat Group Plc	1,268,582	808,009
HSBC Holdings Plc	356,500	3,630,046
HSBC Holdings Plc — ADR	17,800	905,842
Lloyds TSB Group Plc	1,556,100	1,556,874
Prudential Plc	30,900	271,285

Common Stocks	Shares	Value

United Kingdom (concluded)
Royal Dutch Shell Plc — ADR	11,899	$746,662
Shire Pharmaceuticals Plc — ADR	1,400	92,176
Standard Chartered Plc	30,200	805,573
Unilever Plc	23,632	710,148
Unilever Plc — ADR	14,500	436,450
Vodafone Group Plc	912,551	2,022,087
Vodafone Group Plc — ADR	62,694	1,391,807

		23,998,758

United States — 46.1%
3M Co.	24,400	2,163,548
ACE Ltd.	75,569	4,019,515
The AES Corp. (a)	5,900	68,086
AOL, Inc. (a)	2,521	58,891
AT&T, Inc. (c)	334,587	8,719,337
Abbott Laboratories	75,100	3,842,116
Advance Auto Parts, Inc.	2,400	108,240
Advanced Micro Devices, Inc. (a)	81,500	738,390
Aetna, Inc.	73,800	2,180,790
Alliance Resource Partners LP	15,500	751,130
The Allstate Corp.	18,900	617,463
Altria Group, Inc. (b)	68,300	1,447,277
Amdocs Ltd. (a)	3,500	111,790
American Commercial Lines, Inc. (a)	27,550	562,020
American Tower Corp., Class A (a)	10,700	436,667
American Water Works Co., Inc.	15,200	331,056
AmerisourceBergen Corp.	23,500	724,975
Amgen, Inc. (a)	33,500	1,921,560
Amphenol Corp., Class A	3,700	170,977
Anadarko Petroleum Corp.	33,400	2,076,144
Analog Devices, Inc.	6,500	194,545
Apache Corp.	19,500	1,984,320
Apple, Inc. (a)	39,300	10,262,016
Arch Capital Group Ltd. (a)	11,000	831,380
Ascent Media Corp., Class A (a)	195	5,756
Axis Capital Holdings Ltd.	800	24,936
BMC Software, Inc. (a)	4,100	161,376
Bank of America Corp.	428,584	7,641,653
The Bank of New York Mellon Corp.	141,779	4,413,580
Baxter International, Inc.	11,800	557,196
Biogen Idec, Inc. (a)	1,900	101,175
Boeing Co.	46,300	3,353,509
Boston Scientific Corp. (a)	95,000	653,600
Bristol-Myers Squibb Co. (c)	421,142	10,650,681
Broadcom Corp., Class A	15,600	538,044
Bunge Ltd.	20,811	1,101,942
CA, Inc.	127,000	2,896,870
CF Industries Holdings, Inc.	25,700	2,150,319
CMS Energy Corp.	27,500	447,150
CNA Financial Corp. (a)	1,000	28,120
CVS Caremark Corp.	51,470	1,900,787
Cablevision Systems Corp., Class A	4,200	115,248
Capital One Financial Corp.	2,500	108,525
Cardinal Health, Inc.	3,000	104,070
CareFusion Corp. (a)	3,900	107,562
CenturyTel, Inc.	20,841	710,887
Cephalon, Inc. (a)	1,400	89,880
Check Point Software Technologies Ltd. (a)	4,400	156,728

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	11

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Chesapeake Energy Corp.	26,700	$635,460
Chevron Corp. (c)	100,950	8,221,368
Chubb Corp.	30,700	1,623,109
Cigna Corp.	30,200	968,212
Cisco Systems, Inc. (a)	192,100	5,171,332
Citigroup, Inc. (a)	989,623	4,324,653
The Coca-Cola Co.	25,200	1,346,940
Cognizant Technology Solutions Corp. (a)	6,400	327,552
Colgate-Palmolive Co.	23,700	1,993,170
Comcast Corp., Class A	222,600	4,394,124
Comerica, Inc.	3,100	130,200
Complete Production Services, Inc. (a)	49,300	743,937
Computer Sciences Corp. (a)	6,100	319,579
Comverse Technology, Inc. (a)	99,000	908,820
ConAgra Foods, Inc.	20,700	506,529
ConocoPhillips	76,300	4,516,197
Consol Energy, Inc.	108,400	4,843,312
Constellation Brands, Inc., Class A (a)	20,300	370,881
Constellation Energy Group, Inc.	3,000	106,050
Corning, Inc.	249,754	4,807,764
Crown Holdings, Inc. (a)	30,200	785,200
DIRECTV, Class A (a)	67	2,427
DISH Network Corp.	30,000	664,500
DTE Energy Co.	2,300	110,791
Darden Restaurants, Inc.	2,400	107,400
DaVita, Inc. (a)	19,000	1,186,170
Dell, Inc. (a)	171,800	2,779,724
Devon Energy Corp.	35,900	2,417,147
Discover Financial Services, Inc.	250	3,865
Discovery Communications, Inc., Class A (a)	1,250	48,375
Discovery Communications, Inc., Class C (a)	1,350	45,050
The Dow Chemical Co.	83,200	2,565,056
Dr. Pepper Snapple Group, Inc.	9,240	302,425
E.I. du Pont de Nemours & Co.	57,800	2,302,752
EMC Corp. (a)	68,000	1,292,680
EXCO Resources, Inc.	79,300	1,471,015
Eastman Chemical Co.	1,700	113,764
Eaton Corp.	1,600	123,456
eBay, Inc. (a)	39,500	940,495
El Paso Corp.	244,300	2,956,030
Electronic Arts, Inc. (a)	66,000	1,278,420
Eli Lilly & Co.	25,900	905,723
Endo Pharmaceuticals Holdings, Inc. (a)	9,400	205,860
Endurance Specialty Holdings Ltd.	34,200	1,260,270
Entergy Corp.	20,100	1,633,929
Everest Re Group Ltd.	6,600	505,890
Exelon Corp.	25,900	1,128,981
Expedia, Inc.	4,400	103,884
Extreme Networks, Inc. (a)	2,543	8,468
Exxon Mobil Corp. (b)	223,300	15,150,905
FMC Corp.	55,900	3,557,476
FPL Group, Inc.	40,300	2,097,615
Family Dollar Stores, Inc.	1,800	71,208
Fidelity National Information Services, Inc.	7,700	202,433
Fidelity National Title Group, Inc., Class A	132,100	2,005,278
Fluor Corp.	1,100	58,124
Forest Laboratories, Inc. (a)	13,600	370,736
Freeport-McMoRan Copper & Gold, Inc., Class B	28,657	2,164,463

Common Stocks	Shares	Value

United States (continued)
The Gap, Inc.	4,600	$113,758
Garmin Ltd.	3,000	112,140
General Communication, Inc., Class A (a)	23,700	145,755
General Electric Co.	512,060	9,657,452
General Mills, Inc.	15,200	1,081,936
Genzyme Corp. (a)	37,400	1,991,176
Gilead Sciences, Inc. (a)	48,300	1,916,061
Global Industries Ltd. (a)	190,400	1,275,680
Google, Inc., Class A (a)	8,900	4,676,416
H.J. Heinz Co.	18,993	890,202
Halliburton Co.	50,650	1,552,422
Hanesbrands, Inc. (a)	2,250	64,057
Harris Corp.	2,900	149,292
Hartford Financial Services Group, Inc.	17,000	485,690
HealthSouth Corp. (a)	29,560	604,798
Hess Corp.	24,000	1,525,200
Hewitt Associates, Inc., Class A (a)	2,600	106,574
Hewlett-Packard Co.	51,300	2,666,061
Hologic, Inc. (a)	156,500	2,796,655
Hospira, Inc. (a)	2,000	107,580
Humana, Inc. (a)	27,300	1,248,156
ITT Corp.	1,800	100,026
Intel Corp.	94,300	2,152,869
International Business Machines Corp.	75,600	9,752,400
International Game Technology	66,700	1,406,036
International Paper Co.	20,700	553,518
Intuit, Inc. (a)	3,000	108,480
JDS Uniphase Corp. (a)	11,450	148,735
JPMorgan Chase & Co.	207,000	8,814,060
Johnson & Johnson	132,100	8,494,030
KBR, Inc.	27,620	609,850
Kimberly-Clark Corp.	1,600	98,016
King Pharmaceuticals, Inc. (a)	13,100	128,380
Kraft Foods, Inc.	106,497	3,152,311
L-3 Communications Holdings, Inc.	500	46,785
LSI Corp. (a)	8,500	51,170
Lexmark International, Inc., Class A (a)	48,800	1,808,040
Liberty Media Corp., Series A (a)	6	332
Liberty Media Holding Corp. — Capital (a)	17	753
Liberty Media Holding Corp. — Interactive (a)	1,815	27,897
Life Technologies Corp. (a)	17,765	971,923
Limited Brands, Inc.	4,000	107,200
Lockheed Martin Corp.	31,900	2,707,991
Lorillard, Inc.	7,800	611,286
Lubrizol Corp.	1,300	117,442
MEMC Electronic Materials, Inc. (a)	4,800	62,256
Manpower, Inc.	600	33,660
Marathon Oil Corp.	80,300	2,581,645
Mattel, Inc.	100,500	2,316,525
McDermott International, Inc. (a)	109,600	3,004,136
McDonald’s Corp.	28,100	1,983,579
The McGraw-Hill Cos., Inc.	2,000	67,440
McKesson Corp.	20,400	1,322,124
Mead Johnson Nutrition Co.	46,312	2,390,162
MeadWestvaco Corp.	3,800	103,246
Medco Health Solutions, Inc. (a)	36,100	2,127,012
Medtronic, Inc.	86,400	3,774,816
Merck & Co., Inc.	162,542	5,695,472

See Notes to Consolidated Financial Statements.

12	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
MetLife, Inc.	22,600	$1,030,108
Mettler Toledo International, Inc. (a)	4,900	614,852
Microsoft Corp.	461,700	14,100,318
Molson Coors Brewing Co., Class B	2,400	106,464
Morgan Stanley	68,100	2,057,982
Motorola, Inc. (a)	83,200	588,224
Murphy Oil Corp.	13,500	812,025
Mylan, Inc.	5,000	110,150
NII Holdings, Inc. (a)	2,900	123,018
NRG Energy, Inc. (a)	22,600	546,242
Nabors Industries Ltd. (a)	12,000	258,840
National Oilwell Varco, Inc.	49,872	2,195,864
National Semiconductor Corp.	6,900	101,982
Newmont Mining Corp.	87,362	4,899,261
News Corp., Class A	83,900	1,293,738
Northern Trust Corp.	56,600	3,111,868
Northrop Grumman Corp.	26,200	1,777,146
Novell, Inc. (a)	27,900	156,519
Occidental Petroleum Corp.	27,750	2,460,315
Oracle Corp.	134,500	3,475,480
PPG Industries, Inc.	1,700	119,629
PPL Corp.	24,000	594,240
Pall Corp.	4,700	183,253
Parker Hannifin Corp.	1,600	110,688
PartnerRe Ltd.	6,800	527,544
PerkinElmer, Inc.	30,700	769,035
Perrigo Co.	25,100	1,531,853
Pfizer, Inc.	415,589	6,948,648
PharMerica Corp. (a)	975	18,818
Philip Morris International, Inc.	45,400	2,228,232
Pitney Bowes, Inc.	4,300	109,220
Platinum Underwriters Holdings Ltd.	14,400	535,824
Polo Ralph Lauren Corp.	1,200	107,880
Polycom, Inc. (a)	54,000	1,757,700
Praxair, Inc.	9,500	795,815
Precision Castparts Corp.	14,000	1,796,760
Pride International, Inc. (a)	2,800	84,924
Principal Financial Group, Inc.	16,200	473,364
The Procter & Gamble Co.	95,300	5,923,848
The Progressive Corp.	40,600	815,654
QUALCOMM, Inc.	140,200	5,431,348
Qwest Communications International, Inc.	334,800	1,751,004
RHJ International — ADR (a)	23,000	196,947
R.R. Donnelley & Sons Co.	4,500	96,705
Ralcorp Holdings, Inc. (a)	2,801	186,407
Raytheon Co.	15,600	909,480
RenaissanceRe Holdings Ltd.	14,500	811,275
Reynolds American, Inc.	800	42,736
Ross Stores, Inc.	2,200	123,200
RusHydro	3,895,854	220,116
Ryder System, Inc.	2,800	130,256
SUPERVALU, Inc.	8,091	120,556
Safeway, Inc.	4,200	99,120
SanDisk Corp. (a)	3,300	131,637
Sara Lee Corp.	167,700	2,384,694
Schlumberger Ltd.	42,200	3,013,924
Seagate Technology Holdings (a)	5,200	95,524
Seahawk Drilling, Inc. (a)	146	2,432

Common Stocks	Shares	Value

United States (concluded)
Sears Holdings Corp. (a)	1,000	$120,950
Smith International, Inc.	8,500	405,960
Sohu.com, Inc. (a)	4,600	221,490
The Southern Co.	9,400	324,864
Spirit Aerosystems Holdings, Inc., Class A (a)	87,700	1,945,186
Sprint Nextel Corp. (a)	143,900	611,575
The St. Joe Co. (a)(d)	46,000	1,519,840
State Street Corp.	44,000	1,914,000
Stryker Corp.	1,900	109,136
TJX Cos., Inc.	2,300	106,582
Target Corp.	2,100	119,427
Tellabs, Inc.	2,800	25,424
Teradata Corp. (a)	6,100	177,327
Texas Instruments, Inc.	43,400	1,128,834
Thermo Fisher Scientific, Inc. (a)	27,200	1,503,616
Time Warner Cable, Inc.	7,089	398,756
Time Warner, Inc.	28,233	933,948
Total System Services, Inc.	6,700	107,267
Transatlantic Holdings, Inc.	8,500	422,705
The Travelers Cos., Inc.	56,600	2,871,884
URS Corp. (a)	2,100	107,835
U.S. Bancorp	127,500	3,413,175
Unifi, Inc. (a)	107,300	410,959
Union Pacific Corp.	68,400	5,175,144
United Technologies Corp.	8,600	644,570
UnitedHealth Group, Inc.	83,600	2,533,916
UnumProvident Corp.	4,700	115,009
Valero Energy Corp.	40,200	835,758
Validus Holdings Ltd.	21,656	553,744
VeriSign, Inc. (a)	3,900	106,353
Verizon Communications, Inc.	229,900	6,641,811
Viacom, Inc., Class B (a)	82,150	2,902,359
WABCO Holdings, Inc. (a)	400	13,276
Wal-Mart Stores, Inc.	106,100	5,692,265
Waters Corp. (a)	18,550	1,335,414
Watson Pharmaceuticals, Inc. (a)	2,500	107,050
WellPoint, Inc. (a)	57,650	3,101,570
Wells Fargo & Co.	274,300	9,082,073
Western Digital Corp. (a)	9,100	373,919
Whirlpool Corp.	1,200	130,644
Windstream Corp.	23,391	258,471
XL Capital Ltd., Class A	192,600	3,428,280
XTO Energy, Inc.	29,500	1,401,840
Xerox Corp.	241,700	2,634,530
Xilinx, Inc.	4,100	105,698

		429,202,785

Total Common Stocks — 86.0%		800,033,604

Fixed Income Securities

Corporate Bonds		Par (000)

Canada — 0.3%
Sino-Forest Corp., 5.00%, 8/01/13 (e)(f)	USD	2,332	2,629,330

Hong Kong — 0.0%
FUJI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)(h)	CNY	10,800	284,827

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	13

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

India — 0.3%
Gujarat NRE Coke Ltd., 32.54%, 4/12/11 (f)(h)	USD	1,000	$1,800,000
REI Agro Ltd., 5.50%, 11/13/14 (e)(f)		1,235	1,278,225

			3,078,225

Malaysia — 0.1%
Berjaya Land Bhd, 8.00%, 8/15/11 (f)	MYR	4,290	1,377,951

Singapore — 0.4%
Olam International Ltd., 6.00%, 10/15/16 (f)	USD	800	913,440
Wilmar International Ltd., 7.12%, 12/18/12 (f)(h)		800	1,141,416
Yanlord Land Group Ltd., 5.85%, 7/13/14 (f)	SGD	1,750	1,324,983

			3,379,839

United Arab Emirates — 0.6%
Aldar Funding Ltd., 5.77%, 11/10/11 (f)	USD	475	474,406
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		5,410	4,927,158

			5,401,564

United Kingdom — 0.3%
Lloyds TSB Bank Plc, 13.00% (i)	GBP	1,081	1,902,092
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (f)	USD	1,000	1,117,660

			3,019,752

United States — 0.3%
Cell Genesys, Inc., 3.13%, 5/01/13 (f)		27	17,057
China Milk Products Group Ltd., 20.26%, 1/05/12 (f)(h)		1,000	451,927
IOI Capital Bhd, Series IOI, 2.77%, 12/18/11 (f)(h)		1,150	1,434,625
Preferred Term Securities (a):
XXIV, Ltd., 5.97%, 3/22/37 (e)		1,200	12
XXV, Ltd., 5.76%, 6/22/37		1,150	12
XXVI, Ltd., 6.19%, 9/22/37		970	10
XXVII, Ltd., 6.29%, 12/22/37		900	9
SBA Communications Corp., 4.00%, 10/01/14 (e)(f)		412	549,505

			2,453,157

Total Corporate Bonds — 2.3%			21,624,645

U.S. Treasury Obligations

U.S. Treasury Notes, 2.75%, 7/31/10		10,525	10,591,192

Total U.S. Treasury Obligations — 1.1%			10,591,192

Total Fixed Income Securities — 3.4%			32,215,837

Investment Companies		Shares

Brazil — 0.1%
iShares MSCI Brazil Index Fund (j)		3,500	253,050

United States — 5.4%
Consumer Staples Select Sector SPDR Fund		66,100	1,826,343
ETFS Palladium Trust (a)		3,700	202,760
ETFS Platinum Trust (a)		11,100	1,926,404
Energy Select Sector SPDR Fund		95,300	5,709,423
Financial Select Sector SPDR Fund (d)		248,500	4,013,275
Health Care Select Sector SPDR Fund (d)		66,100	2,044,473

Investment Companies		Shares	Value

United States (concluded)
iShares Dow Jones U.S. Telecommunications Sector Index Fund (d)(j)		40,000	$815,200
iShares Silver Trust (a)(j)		137,100	2,504,817
SPDR Gold Trust (a)		198,800	22,937,544
SPDR KBW Bank ETF (d)		12,000	331,920
SPDR KBW Regional Banking ETF		30,800	860,244
Technology Select Sector SPDR Fund		144,400	3,384,736
Telecom HOLDRS Trust		11,200	268,352
Utilities Select Sector SPDR Fund (d)		117,400	3,577,178
Vanguard Telecommunication Services ETF		1,400	79,324

			50,481,993

Vietnam — 0.2%
Vietnam Enterprise Investments Ltd. —
R Shares (a)		199,954	371,914
Vinaland Ltd. (a)		1,723,580	1,637,401

			2,009,315

Total Investment Companies — 5.7%			52,744,358

Preferred Securities

Capital Trusts		Par (000)

Singapore — 0.0%
DBS Capital Funding Corp., 7.66% (i)(k)	USD	119	122,421

Total Capital Trusts — 0.0%			122,421

Preferred Stocks		Shares

Germany — 0.2%
Volkswagen AG		12,974	1,253,459

United States — 0.4%
Bunge Ltd., 4.88% (f)		2,835	240,379
El Paso Corp., 4.99% (f)		1,658	1,740,900
Mylan, Inc., 6.50% (f)		1,069	1,386,119
XL Capital Ltd., 10.75% (f)		17,012	456,092

			3,823,490

Total Preferred Stocks — 0.6%			5,076,949

Total Preferred Securities — 0.6%			5,199,370

Rights

United States — 0.0%
Hydro-WGC (Expires 7/01/10)		5,948,207	101,994

Total Rights — 0.0%			101,994

Warrants (l)

Brazil — 0.0%
Cia Brasileirra de Distribuição Grupo Pão de Acucar (Expires 6/02/10)		303	—

See Notes to Consolidated Financial Statements.

14	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Warrants (l)		Shares	Value

Canada — 0.0%
Kinross Gold Corp. (Expires 9/03/13)		36,725	$120,392
New Gold, Inc. (Expires 4/03/12)		170,500	6,714

			127,106

United States — 0.3%
Bank of America Corp. (Expires 1/16/19)		94,900	948,051
Ford Motor Co. (Expires 1/01/13)		134,367	701,396
JPMorgan Chase & Co. (Expires 10/28/18)		35,700	495,873

			2,145,320

Total Warrants — 0.3%			2,272,426

Total Long-Term Investments (Cost — $795,683,467) — 96.0%			892,567,589

Short-Term Securities		Par (000)

Time Deposits — 0.0%

United States — 0.0%
Brown Brothers Harriman & Co., 0.01%, 5/03/10 (m)	USD	85	85,015

U.S. Treasury Obligations — 3.7%
U.S. Treasury Bills (o):
0.11%, 5/13/10		32	31,999
0.09%, 5/20/10		3,461	3,460,785
0.10%, 5/27/10		324	323,971
0.14%, 6/03/10		1,943	1,942,765
0.14%, 6/10/10		4,759	4,758,272
0.14%, 6/17/10		5,490	5,488,968
0.14%, 7/01/10		8,346	8,343,922
0.14%, 7/08/10		5,844	5,842,369
0.15%, 7/15/10		453	452,856
0.15%, 7/22/10		1,790	1,789,375
0.15%, 8/05/10		1,984	1,983,171

			34,418,453

		Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.24%, (j)(m)(n)		10,452	10,452,250

Total Short-Term Securities (Cost — $44,955,892) — 4.8%			44,955,718

Options Purchased	Contracts

Exchange-Traded Call Options Purchased — 0.0%
Apple, Inc.:
Strike Price USD 250, expires 7/17/10	28	64,190
Strike Price USD 250, expires 10/16/10	14	44,135

Total Options Purchased (Cost — $65,822) — 0.0%		108,325

Total Investments Before Structured Options, Investments Sold Short and Outstanding Options Written (Cost — $840,705,181*) — 100.8%		937,631,632

Over-the-Counter Structured Options	Contracts	Value

Credit Suisse Euro Stoxx Index Link, expires 9/30/10, Broker Credit Suisse International (p)	1,950	$(200,753)

Total Over-the-Counter Structured Options (Premiums Paid — $0*) — 0.0%		(200,753)

Investments Sold Short	Shares

United States — (0.0)%
D.R. Horton, Inc.	20,480	(300,851)

Total Investments Sold Short (Proceeds — $187,836) — (0.0)%		(300,851)

Options Written	Contracts

Exchange-Traded Call Options Written — (0.1)%
Advanced Micro Devices, Inc., Strike Price USD 8, expires 7/17/10	815	(118,175)
Agrium, Inc., Strike Price USD 60, expires 1/22/11	112	(105,280)
Apple, Inc.:
Strike Price USD 280, expires 7/17/10	28	(25,550)
Strike Price USD 290, expires 10/16/10	14	(19,880)
CF Industries Holdings, Inc.:
Strike Price USD 85, expires 5/22/10	72	(18,792)
Strike Price USD 90, expires 11/20/10	177	(117,705)
Corning, Inc., Strike Price USD 19, expires 5/22/10	188	(12,878)
Dell, Inc., Strike Price USD 15, expires 1/22/11	488	(128,344)
JPMorgan Chase & Co., Strike Price USD 44, expires 6/19/10	521	(79,974)
Mattel, Inc., Strike Price USD 22.50, expires 7/17/10	1,005	(148,238)
MetLife, Inc., Strike Price USD 41, expires 6/19/10	77	(42,542)
Transocean Ltd., Strike Price USD 85, expires 1/22/11	37	(17,020)
UnitedHealth Group, Inc., Strike Price USD 30, expires 6/19/10	555	(92,130)
WellPoint, Inc., Strike Price USD 60, expires 6/19/10	221	(19,669)

Total Exchange-Traded Call Options Written		(946,177)

Exchange-Traded Put Options Written — (0.0)%
Apple, Inc.:
Strike Price USD 240, expires 7/17/10	28	(22,260)
Strike Price USD 230, expires 10/16/10	14	(16,940)

Total Exchange-Traded Put Options Written		(39,200)

Total Options Written (Premiums Received — $1,183,423) — (0.1)%		(985,377)

Total Investments, Net of Structured Options, Investments Sold Short and Outstanding Options Written — 100.7%		936,144,651
Liabilities in Excess of Other Assets — (0.7)%		(6,229,393)

Net Assets — 100.0%		$929,915,258

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	15

Consolidated Schedule of Investments (continued)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$849,616,978

Gross unrealized appreciation	$129,739,575
Gross unrealized depreciation	(41,925,674)

Net unrealized appreciation	$87,813,901

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Security, or a portion of security, is on loan.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Convertible security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Shares/ Beneficial Interest Held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2010	Value at April 30, 2010	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	196,326	—		(196,326)[2]	—	—	—	$63
BlackRock Liquidity Series, LLC Money Market Series	8,141,000	2,311,250	[1]	—	10,452,250	$10,452,250	—	$10,571
iShares Dow Jones U.S. Telecommunications Sector Index Fund	40,000	—		—	40,000	$815,200	—	$8,077
iShares MSCI Brazil Index Fund	3,500	—		—	3,500	$253,050	—	—
iShares Silver Trust	230,600	—		(93,500)	137,100	$2,504,817	$478,007	$13,423

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(k)	Variable rate security. Rate shown is as of report date.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Represents the current yield as of report date.

(n)	Security was purchased with the cash collateral from loaned securities.

(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(p)

CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,941.22. Each unit contains (a) one written put on the index at a strike price of 2,779.453 and (b) one call option on the index with a strike of 2,970.632. As of April 30, 2010, the Fund held 1,950 units of the structure. On April 30, 2010, the EuroStoxx 50 Index was 2,816.86. At this time, the value of the structured option was ($200,753) based on a price of ($102.95) per unit. The option expires on September 30, 2010.

See Notes to Consolidated Financial Statements.

16	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Consolidated Schedule of Investments (continued)

•          Foreign currency exchange contracts as of April 30,2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	907,216	USD	116,845	Brown Brothers Harriman & Co.	5/03/10	$2
THB	2,687,845	USD	83,138	Brown Brothers Harriman & Co.	5/04/10	(66)
USD	18,003	BRL	31,218	Brown Brothers Harriman & Co.	5/04/10	45
USD	569,887	THB	18,424,429	Brown Brothers Harriman & Co.	5/04/10	455
USD	36,519	THB	1,181,025	Brown Brothers Harriman & Co.	5/06/10	18
EUR	6,282,858	USD	8,347,871	Brown Brothers Harriman & Co.	5/24/10	18,139
JPY	45,187,250	USD	486,241	Brown Brothers Harriman & Co.	5/24/10	(5,085)
USD	8,367,932	EUR	6,282,858	Brown Brothers Harriman & Co.	5/24/10	1,923
BRL	7,048,600	USD	3,969,030	Brown Brothers Harriman & Co.	5/25/10	64,664
INR	143,191,000	USD	3,207,324	Brown Brothers Harriman & Co.	5/25/10	12,818

Total						$92,913

•          Financial futures contracts purchased as of April 30,2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

17	DAX Index 25 Euro	Eurex	June 2010	$3,381,786	$87,261
380	DJ Euro Stoxx 50	Eurex	June 2010	$14,346,289	(442,739)
23	FTSE 100 Index	NYSE LIFFE – London	June 2010	$2,005,025	(66,862)
86	S&P 500 Index	Chicago Mercantile	June 2010	$24,913,563	529,537
6	S&P TSE 60 Index	Montreal	June 2010	$827,367	16,342
34	Yen Denom Nikkei	Tokyo	June 2010	$1,906,936	81,992

Total					$205,531

•          Financial futures contracts sold as of April 30,2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

18	Hang Seng Index	Hong Kong	May 2010	$2,401,106	$(19,481)
12	IBEX 35 Plus	Madrid	May 2010	$1,814,155	163,528
28	MSCI Singapore	Singapore	May 2010	$1,424,879	(7,917)

Total					$136,130

•          Total return swaps outstanding as of April 30,2010 were as follows:

Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

(0.60)%[1]	BNP Paribas SA	September 2010	USD	5,124	$138,242	[2]
(0.47)%[3]	Deutsche Bank AG	September 2010	USD	2,384	64,328	[2]
(0.49)%[4]	BNP Paribas SA	September 2010	USD	1,776	47,927	[2]
0.02%[5]	BNP Paribas SA	September 2010	USD	4,055	(49,949)[6]
0.74%[7]	JPMorgan Chase Bank NA	December 2010	USD	1,460	60,825	[8]
0.66%[9]	BNP Paribas SA	January 2011	USD	1,423	(25,069)[8]
(0.46)%[10]	JPMorgan Chase Bank NA	February 2011	USD	4,376	119,802	[2]
(0.46)%[10]	JPMorgan Chase Bank NA	February 2011	USD	741	(10,741)[2]

Total					$345,365

[1]	Based on the 3-month LIBOR minus 0.85%.

[2]	Based on the return of the MSCI Daily Total Return Net Europe (excluding United Kingdom) USD Index.

[3]	Based on the 3-month LIBOR minus 0.72%.

[4]	Based on the 3-month LIBOR minus 0.74%.

[5]	Based on the 3-month LIBOR minus 0.24%.

[6]	Based on the return of the MSCI Daily Total Return Net EAFE USD Index.

[7]	Based on the 3-month LIBOR plus 0.48%.

[8]	Based on the return of the MSCI Daily Total Return Net Emerging Markets USD Index.

[9]	Based on the 3-month LIBOR plus 0.37%.

[10]	Based on the 3-month LIBOR minus 0.71%.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	17

Consolidated Schedule of Investments (continued)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks:
Australia	—	$9,408,745	—	$9,408,745
Austria	—	346,379	—	346,379
Belgium	$353,271	1,148,410	—	1,501,681
Brazil	32,907,372	—	$88,557	32,995,929
Canada	42,880,400	—	—	42,880,400
Chile	1,276,267	—	—	1,276,267
China	3,519,912	19,698,207	—	23,218,119
Egypt	—	1,684,360	—	1,684,360
Finland	—	855,589	—	855,589
France	96,960	6,983,477	—	7,080,437
Germany	68,420	1,805,234	—	1,873,654
Hong Kong	—	8,588,728	—	8,588,728
India	—	8,841,417	—	8,841,417
Indonesia	—	2,055,148	—	2,055,148
Ireland	1,459,835	—	—	1,459,835
Israel	2,986,431	—	—	2,986,431
Italy	—	720,573	—	720,573
Japan	2,174,568	93,126,408	—	95,300,976
Kazakhstan	3,362,820	—	—	3,362,820
Luxembourg	123,592	—	—	123,592
Malaysia	—	6,396,895	—	6,396,895
Mexico	2,574,514	—	—	2,574,514
Netherlands	878,734	1,373,689	—	2,252,423
Norway	—	1,510,542	—	1,510,542
Philippines	652,384	33,845	—	686,229
Russia	22,335,018	2,010,105	—	24,345,123
Singapore	—	11,861,802	—	11,861,802
South Africa	858,231	1,432,495	—	2,290,726
South Korea	4,846,753	10,444,566	—	15,291,319
Spain	—	1,614,120	—	1,614,120
Switzerland	2,939,692	9,494,167	—	12,433,859
Taiwan	1,828,185	10,007,691	—	11,835,876
Thailand	2,618,045	—	—	2,618,045
Turkey	802,711	3,756,797	—	4,559,508
United Kingdom	7,937,001	16,061,757	—	23,998,758
United States	427,625,428	1,577,357	—	429,202,785
Investment Companies	52,372,444	371,914	—	52,744,358
Corporate Bonds	—	17,740,386	3,884,259	21,624,645
U.S. Treasury Obligations	—	10,591,192	—	10,591,192
Preferred Securities	2,082,590	3,116,780	—	5,199,370
Warrants	2,272,426	—	—	2,272,426
Rights	—	101,994	—	101,994

See Notes to Consolidated Financial Statements.

18	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Consolidated Schedule of Investments (concluded)

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Short-Term Securities:
Money Market Funds	—	$10,452,250	—	$10,452,250
Time Deposit	—	85,015	—	85,015
U.S. Treasury Obligations	—	34,418,453	—	34,418,453
Liabilities:
Investments Sold Short	$(300,851)	—	—	(300,851)

Total	$623,533,153	$309,716,487	$3,972,816	$937,222,456

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	$986,985	$529,188	—	$1,516,173
Liabilities	(1,522,376)	(291,663)	—	(1,814,039)

Total	$(535,391)	$237,525	—	$(297,866)

[1]

Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, structured options and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and structured options and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Total

Balance, as of October 31, 2009	$133,559	$7,109,696	$7,243,255
Accrued discounts/premiums	—	46,721	46,721
Realized gain (loss)	1	623,302	623,303
Change in unrealized appreciation/depreciation[2]	(6,246)	38,613	32,367
Net purchases (sales)	(38,757)	(3,934,073)	(3,972,830)
Net transfers in/out of Level 3	—	—	—

Balance, as of April 30, 2010	$88,557	$3,884,259	$3,972,816

[2]	The change in unrealized appreciation/depreciation on securities still held at April 30, 2010 was $647,719.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Assets

Balance, as of October 31, 2009	$1,526,180
Accrued discounts/premiums	—
Realized gain (loss)	1,022,274
Change in unrealized appreciation/depreciation	(1,526,180)
Net purchases (sales)	(1,022,274)
Net transfers in/out of Level 3	—

Balance, as of April 30, 2010	—

[3]	Other financial instruments are structured options which are shown at market value.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	19

Consolidated Statement of Assets and Liabilities

April 30, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $9,928,770) (cost — $827,205,050)	$923,606,315
Investments at value — affiliated (cost — $13,500,131)	14,025,317
Cash	25,917
Foreign currency at value (cost — $1,800,089)	1,819,065
Unrealized appreciation on swaps	431,124
Unrealized appreciation on foreign currency exchange contracts	98,064
Investments sold receivable — unaffiliated	5,019,185
Investments sold receivable — affiliated	4,889,869
Dividends receivable	2,465,376
Capital shares sold receivable	1,089,550
Interest receivable	346,619
Swap receivable	10,818
Securities lending income receivable — affiliated	1,766
Prepaid expenses	82,150

Total assets	953,911,135

Liabilities

Collateral at value — securities loaned	10,452,250
Investments sold short at value (proceeds — $187,836)	300,851
Options written at value (premium received — $1,183,423)	985,377
Structured options at value (premium paid — $0)	200,753
Unrealized depreciation on swaps	85,759
Unrealized depreciation on foreign currency exchange contracts	5,151
Investments purchased payable — unaffiliated	8,178,889
Investments purchased payable — affiliated	284,124
Capital shares redeemed payable	1,319,242
Margin variation payable	660,611
Investment advisory fees payable	619,299
Service and distribution fees payable	273,720
Deferred foreign capital gain tax	211,936
Dividends on short sales payable	4,862
Other affiliates payable	5,596
Officer’s and Trustees’ fees payable	1,959
Other accrued expenses payable	405,195
Other liabilities	303

Total liabilities	23,995,877

Net Assets	$929,915,258

Net Assets Consist of

Paid-in capital	$967,434,643
Undistributed net investment income	2,227,321
Accumulated net realized loss	(137,149,164)
Net unrealized appreciation/depreciation	97,402,458

Net Assets	$929,915,258

Net Asset Value

Institutional — Based on net assets of $280,002,707 and 24,276,084 shares outstanding, unlimited shares authorized, $0.10 par value	$11.53

Investor A — Based on net assets of $423,617,743 and 36,754,467 shares outstanding, unlimited shares authorized, $0.10 par value	$11.53

Investor B — Based on net assets of $21,209,186 and 1,838,819 shares outstanding, unlimited shares authorized, $0.10 par value	$11.53

Investor C — Based on net assets of $195,849,899 and 17,061,852 shares outstanding, unlimited shares authorized, $0.10 par value	$11.48

Class R — Based on net assets of $9,235,723 and 803,177 shares outstanding, unlimited shares authorized, $0.10 par value	$11.50

See Notes to Consolidated Financial Statements.

20	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Consolidated Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Investment Income

Dividends	$8,522,283
Foreign taxes withheld	(326,449)
Interest	913,873
Securities lending — affiliated	10,571
Income — affiliated	21,563

Total income	9,141,841

Expenses

Investment advisory	3,611,025
Service — Investor A	523,243
Service and distribution — Investor B	111,399
Service and distribution — Investor C	975,390
Service and distribution — Class R	22,565
Transfer agent — Institutional	144,783
Transfer agent — Investor A	240,818
Transfer agent — Investor B	24,150
Transfer agent — Investor C	119,769
Transfer agent — Class R	16,205
Accounting services	163,643
Custodian	118,553
Printing	59,752
Professional	59,450
Registration	38,844
Officer and Trustees	18,645
Miscellaneous	38,088

Total expenses excluding dividend expense	6,286,322
Dividend expense on short sales	31,784

Total expenses	6,318,106
Less fees waived by advisor	(3,149)

Total expenses after fees waived	6,314,957

Net investment income	2,826,884

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated (including $13,778 foreign capital gain tax)	(5,205,190)
Investments — affiliated	478,007
Financial futures contracts	1,264,311
Swaps	62,531
Options written and structured options	778,962
Foreign currency transactions	(2,381,877)
Short sales	(961,917)

(5,965,173)

Net change in unrealized appreciation/depreciation on:
Investments (including $211,937 deferred foreign capital gain credit)	94,151,033
Financial futures contracts	919,793
Swaps	34,523
Options written and structured options	259,780
Foreign currency transactions	608,390
Short sales	(215,294)

95,758,225

Total realized and unrealized gain	89,793,052

Net Increase in Net Assets Resulting from Operations	$92,619,936

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	21

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

Operations

Net investment income	$2,826,884	$9,849,008
Net realized loss	(5,965,173)	(95,552,336)
Net change in unrealized appreciation/depreciation	95,758,225	219,020,093

Net increase in net assets resulting from operations	92,619,936	133,316,765

Dividends to Shareholders From

Net investment income:
Institutional	(3,261,943)	(3,396,666)
Investor A	(4,532,026)	(4,166,448)
Investor B	(32,962)	—
Investor C	(702,547)	(259,368)
Class R	(70,591)	(50,535)

Decrease in net assets resulting from dividends to shareholders	(8,600,069)	(7,873,017)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(8,834,774)	(101,000,488)

Redemption Fee

Redemption fee	4,603	23,559

Net Assets

Total increase in net assets	75,189,696	24,466,819
Beginning of period	854,725,562	830,258,743

End of period	$929,915,258	$854,725,562

Undistributed net investment income	$2,227,321	$8,000,506

See Notes to Consolidated Financial Statements.

22	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Financial Highlights

	Institutional					Investor A

	Six Months Ended April 30, 2010 (Consolidated) (Unaudited)				Period Nov. 4, 2005[1] to October 31, 2006	Six Months Ended April 30, 2010 (Consolidated) (Unaudited)				Period Nov. 4, 2005[1] to October 31, 2006
		Year Ended October 31,					Year Ended October 31,

		2009 (Consolidated)	2008	2007			2009 (Consolidated)	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$10.52	$8.98	$15.11	$12.03	$10.00	$10.50	$8.96	$15.08	$12.00	$10.00

Net investment income[2]	0.06	0.15	0.15	0.13	0.12	0.04	0.12	0.11	0.10	0.10
Net realized and unrealized gain (loss)[3]	1.10	1.52	(5.60)	3.59	1.93	1.11	1.52	(5.57)	3.59	1.92

Net increase (decrease) from investment operations	1.16	1.67	(5.45)	0.72	2.05	1.15	1.64	(5.46)	3.69	2.02

Dividends and distributions from:
Net investment income	(0.15)	(0.13)	(0.11)	(0.19)	(0.02)	(0.12)	(0.10)	(0.09)	(0.16)	(0.02)
Net realized gain	—	—	(0.57)	(0.45)	—	—	—	(0.57)	(0.45)	—

Total dividends and distributions	(0.15)	(0.13)	(0.68)	(0.64)	(0.02)	(0.12)	(0.10)	(0.66)	(0.61)	(0.02)

Net asset value, end of period	$11.53	$10.52	$8.98	$15.11	$12.03	$11.53	$10.50	$8.96	$15.08	$12.00

Total Investment Return[4]

Based on net asset value	11.06%[5]	18.98%	(37.62)%	32.17%	20.51%[5,6]	11.01%[5]	18.58%	(37.74)%	31.84%	20.21%[5,6]

Ratios to Average Net Assets

Total expenses	1.03%[7]	1.07%	1.12%	1.04%	1.26%[7]	1.28%[7]	1.34%	1.38%	1.29%	1.51%[7]

Total expenses after fees waived	1.03%[7]	1.04%	1.09%	1.04%	1.26%[7]	1.28%[7]	1.30%	1.35%	1.29%	1.51%[7]

Total expenses after fees waived, excluding reorganization expenses and dividend expense	1.02%[7]	1.02%	0.99%	1.02%	1.26%[7]	1.27%[7]	1.27%	1.25%	1.27%	1.51%[7]

Net investment income	1.00%[7]	1.62%	1.13%	1.09%	1.14%[7]	0.74%[7]	1.37%	0.88%	0.83%	0.93%[7]

Supplemental Data

Net assets, end of period (000)	$280,003	$235,264	$233,081	$383,601	$107,419	$423,618	$400,668	$372,288	$648,402	$66,714

Portfolio turnover	18%	35%	66%	35%	38%	18%	35%	66%	35%	38%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.03%.

[7]	Annualized.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	23

Financial Highlights (continued)

	Investor B					Investor C

	Six Months Ended April 30, 2010 (Consolidated) (Unaudited)				Period Nov. 4, 2005[1] to October 31, 2006	Six Months Ended April 30, 2010 (Consolidated) (Unaudited)				Period Nov. 4, 2005[1] to October 31, 2006
		Year Ended October 31,					Year Ended October 31,

		2009 (Consolidated)	2008	2007			2009 (Consolidated)	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$10.45	$8.88	$14.98	$11.91	$10.00	$10.42	$8.87	$14.97	$11.92	$10.00

Net investment income (loss)[2]	(0.01)	0.05	0.01	0.01	0.02	(0.00)[4]	0.06	0.01	0.01	0.02
Net realized and unrealized gain (loss)[3]	1.11	1.52	(5.54)	3.55	1.91	1.10	1.50	(5.52)	3.55	1.92

Net increase (decrease) from investment operations	1.10	1.57	(5.53)	3.56	1.93	1.10	1.56	(5.51)	3.56	1.94

Dividends and distributions from:
Net investment income	(0.02)	—	(0.00)[4]	(0.04)	(0.02)	(0.04)	(0.01)	(0.02)	(0.06)	(0.02)
Net realized gain	—	—	(0.57)	(0.45)	—	—	—	(0.57)	(0.45)	—

Total dividends and distributions	(0.02)	—	(0.57)	(0.49)	(0.02)	(0.04)	(0.01)	(0.59)	(0.51)	(0.02)

Net asset value, end of period	$11.53	$10.45	$8.88	$14.98	$11.91	$11.48	$10.42	$8.87	$14.97	$11.92

Total Investment Return[5]

Based on net asset value	10.50%[6]	17.68%	(38.24)%	30.76%	19.31%[6,7]	10.57%[6]	17.64%	(38.20)%	30.76%	19.41%[6,7]

Ratios to Average Net Assets

Total expenses	2.14%[8]	2.22%	2.21%	2.11%	2.27%[8]	2.04%[8]	2.10%	2.14%	2.07%	2.27%[8]

Total expenses after fees waived	2.14%[8]	2.08%	2.15%	2.09%	2.27%[8]	2.04%[8]	2.07%	2.11%	2.07%	2.27%[8]

Total expenses after fees waived, excluding reorganization expenses and dividend expense	2.13%[8]	2.06%	2.05%	2.07%	2.27%[8]	2.03%[8]	2.05%	2.01%	2.05%	2.27%[8]

Net investment income (loss)	(0.12)%[8]	0.51%	0.05%	0.09%	0.18%[8]	(0.02)%[8]	0.64%	0.12%	0.08%	0.16%[8]

Supplemental Data

Net assets, end of period (000)	$21,209	$22,889	$34,682	$84,465	$18,395	$195,850	$187,335	$183,125	$305,241	$103,167

Portfolio turnover	18%	35%	66%	35%	38%	18%	35%	66%	35%	38%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Amount is less than $(0.01) per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.03%.

[8]	Annualized.

See Notes to Consolidated Financial Statements.

24	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Financial Highlights (concluded)

	Class R

	Six Months Ended April 30, 2010 (Consolidated) (Unaudited)			Period March 1, 2007[1] to October 31, 2007
		Year Ended October 31,

		2009 (Consolidated)	2008

Per Share Operating Performance

Net asset value, beginning of period	$10.46	$8.92	$15.04	$12.41

Net investment income[2]	0.02	0.09	0.08	0.04
Net realized and unrealized gain (loss)[3]	1.11	1.51	(5.57)	2.82

Net increase (decrease) from investment operations	1.13	1.60	(5.49)	2.86

Dividends and distributions from:
Net investment income	(0.09)	(0.06)	(0.06)	(0.02)
Net realized gain	—	—	(0.57)	(0.21)

Total dividends and distributions	(0.09)	(0.06)	(0.63)	(0.23)

Net asset value, end of period	$11.50	$10.46	$8.92	$15.04

Total Investment Return[4]

Based on net asset value	10.83%[5]	18.16%	(37.95)%	23.36%[5]

Ratios to Average Net Assets

Total expenses	1.78%[6]	1.93%	1.92%	1.67%[6]

Total expenses after fees waived	1.71%[6]	1.62%	1.64%	1.55%[6]

Total expenses after fees waived, excluding reorganization expenses and dividend expense	1.70%[6]	1.60%	1.54%	1.54%[6]

Net investment income	0.32%[6]	1.02%	0.60%	0.53%[6]

Supplemental Data

Net assets, end of period (000)	$9,236	$8,570	$7,183	$10,914

Portfolio turnover	18%	35%	66%	35%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	25

Notes to Consolidated Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Global Dynamic Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Delaware statutory trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Global Dynamic Equity Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated.

Valuation: The Fund’s policy is to fair value its financial instruments at market value, using independent dealers or pricing services selected under the supervision of the Board of Trustees (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments.

The Fund values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (the “SEC”) under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

26	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Each business day, the Fund uses a pricing service selected under the supervision of the Fund’s Board to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the US dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the counterparty to which it sold the security short. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Consolidated Statement of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Consolidated Statement of Operations. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	27

Notes to Consolidated Financial Statements (continued)

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts, foreign currency exchange contracts, swaps, short sales, structured options and written options), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four periods ended October 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

28	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

2. Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. The Fund may mitigate counterparty risk through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Fund and separately each of its counterparties. The ISDA Master Agreement allows the Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each separate counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Options written by the Fund do not give rise to counterparty credit risk, as options written obligate the Fund to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to gain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to underlying instruments (equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	29

Notes to Consolidated Financial Statements (continued)

market. Exercise of an option written could result in the Fund purchasing or selling a security at a price different from the current market value. The Fund may execute transactions in both listed and OTC options.

The Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options are European-Style Options and may consist of single or multiple OTC options which are priced as a single security. European-Style Options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index, depending on the combination of options used. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

Swaps: The Fund may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. Any upfront fees paid or received on swaps are recognized as cost and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Total return swaps — The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an underlying asset. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of April 30, 2010

	Asset Derivatives		Liability Derivatives

	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$98,064	Unrealized depreciation on foreign currency exchange contracts	$5,151

Equity contracts	Unrealized appreciation/depreciation*; Unrealized appreciation on swaps Investments at value — unaffiliated**; Structured options at value	1,418,109	Unrealized appreciation/depreciation*; Unrealized depreciation on swaps Options written at value	1,808,888

Total		$1,516,173		$1,814,039

*

Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

**	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

30	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

The Effect of Derivative Instruments on the Consolidated Statement of Operations Six Months Ended April 30, 2010

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Swaps	Options***	Foreign Currency Transactions	Total

Foreign currency exchange contracts	—	—	—	$(2,448,426)	$(2,448,426)
Equity contracts	$1,264,311	$62,531	$126,391	—	1,453,233

Total	$1,264,311	$62,531	$126,391	$(2,448,426)	$(995,193)

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Swaps	Options***	Foreign Currency Transactions	Total

Foreign currency exchange contracts	—	—	—	$608,003	$608,003
Equity contracts	$919,793	$34,523	$842,994	—	1,797,310

Total	$919,793	$34,523	$842,994	$608,003	$2,405,313

***	Includes options purchased which are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended April 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	493
Average number of contracts sold	63
Average notional value of contracts purchased	$42,541,947
Average notional value of contracts	$5,257,745
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	9
Average number of contracts — US dollars sold	9
Average US dollar amounts purchased	$10,763,882
Average US dollar amounts sold	$24,403,470
Options:
Average number of contracts purchased	157
Average number of contracts sold	4,545
Average notional value of contracts purchased	$14,805,000
Average notional value of contracts sold	$14,230,875
Structured options:
Average number of units	2,601
Average notional value	—
Total return swaps:
Average number of contracts	4
Average notional value	$9,568,154

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the Fund’s average daily net assets.

The Manager contractually agreed to waive or reimburse fees or expenses until March 1, 2011 so that the net operating expense ratio of the Fund, as a percentage of average daily net assets, will be no greater than 1.15% for Institutional, 1.43% for Investor A, 2.29% for Investor B and Investor C and 1.70% for Class R Shares. The expense limit applies to aggregate expenses incurred on a share class (excluding: interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses). For the six months ended April 30, 2010, the Fund did not waive any expenses under this agreement. The contractual waiver may be terminated upon 90 days notice by a majority of the non-interested trustees or by a vote of a majority of the outstanding voting securities of the Fund.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies, if any. This amount is included in fees waived by advisor in the Consolidated Statement of Operations.

The Manager entered into sub-advisory agreements with BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited, both affiliates of the Manager. The Manager pays each sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the six months ended April 30, 2010, the Fund reimbursed the Manager $8,308 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	31

Notes to Consolidated Financial Statements (continued)

The Fund entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund, as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended April 30, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $12,074. For the six months ended April 30, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares.

Investor B	$23,658
Investor C	$7,001

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2010, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent in the Consolidated Statement of Operations.

Call Center Fees

Institutional	$431
Investor A	$2,292
Investor B	$132
Investor C	$918
Class R	$24

The Fund has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown on the Consolidated Statement of Assets and Liabilities as securities loaned and collateral at value — securities loaned, respectively. The cash collateral invested by BIM is disclosed in the Consolidated Schedule of Investments. The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the Consolidated Statement of Operations. For the six months ended April 30, 2010, BIM received $3,922 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2010, were $154,398,092 and $161,369,328, respectively.

Transactions in options written for the six months ended April 30, 2010, were as follows:

	Calls		Puts

	Contracts	Premiums Received	Contracts	Premiums Received

Options outstanding at beginning of period	5,797	$1,800,657	39	$119,238
Options written	5,609	1,252,670	522	521,762
Options exercised	(3,000)	(1,097,264)	—	—
Options closed	(2,649)	(687,240)	—	—
Options expired	(1,447)	(136,646)	(519)	(589,754)

Options outstanding at end of period	4,310	$1,132,177	42	$51,246

As of April 30, 2010, the value of portfolio securities subject to covered call options was $13,794,112.

32	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

5. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Consolidated Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Fund did not borrow under the credit agreement during the six months ended April 30, 2010.

6. Capital Loss Carryforwards:

As of October 31, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires October 31,

2016	$27,238,357
2017	94,871,662

Total	$122,110,019

7. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The Fund manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Consolidated Schedule of Investments for concentrations in specific countries.

As of April 30, 2010, the Fund had the following industry classifications:

Industry	Percent of Long-Term Investments

Oil & Gas	11%
Metals & Mining	10
Pharmaceuticals	6
Diversified Financial Services	5
Insurance	5
Diversified Telecommunication Services	5
Other*	58

*	All other industries held were each less than 5% of long-term investments.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	33

Notes to Consolidated Financial Statements (concluded)

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009

	Shares	Amount	Shares	Amount

Institutional

Shares sold	4,877,080	$54,969,342	8,875,662	$80,384,829
Shares issued to shareholders in reinvestment of dividends and distributions	239,149	2,629,331	337,132	2,861,149

Total issued	5,116,229	57,598,673	9,212,794	83,245,978
Shares redeemed	(3,212,535)	(36,064,638)	(12,783,656)	(114,302,301)

Net increase (decrease)	1,903,694	$21,534,035	(3,570,862)	$(31,056,323)

Investor A

Shares sold and automatic conversion of shares	2,094,159	$23,471,022	6,494,719	$57,518,004
Shares issued to shareholders in reinvestment of dividends and distributions	350,502	3,858,818	416,908	3,543,430

Total issued	2,444,661	27,329,840	6,911,627	61,061,434
Shares redeemed	(3,862,662)	(43,373,226)	(10,289,524)	(92,243,229)

Net decrease	(1,418,001)	$(16,043,386)	(3,377,897)	$(31,181,795)

Investor B

Shares sold	37,283	$417,257	314,236	$2,735,958
Shares issued to shareholders in reinvestment of dividends and distributions	2,560	28,290	—	—

Total issued	39,843	445,547	314,236	2,735,958
Shares redeemed	(391,431)	(4,393,948)	(2,028,467)	(17,809,343)

Net decrease	(351,588)	$(3,948,401)	(1,714,231)	$(15,073,385)

Investor C

Shares sold and automatic conversion of shares	962,583	$10,797,704	5,032,240	$43,539,391
Shares issued to shareholders in reinvestment of dividends and distributions	54,760	601,772	26,345	223,644

Total issued	1,017,343	11,399,476	5,058,585	43,763,035
Shares redeemed	(1,938,742)	(21,593,406)	(7,729,725)	(67,568,381)

Net decrease	(921,399)	$(10,193,930)	(2,671,140)	$(23,805,346)

Class R

Shares sold and automatic conversion of shares	147,955	$1,661,162	377,253	$3,318,420
Shares issued to shareholders in reinvestment of dividends and distributions	6,337	69,710	5,891	50,082

Total issued	154,292	1,730,872	383,144	3,368,502
Shares redeemed	(170,103)	(1,913,964)	(369,339)	(3,252,141)

Net increase (decrease)	(15,811)	$(183,092)	13,805	$116,361

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Officers and Trustees

Robert M. Hernandez, Chairman of the Board,
Trustee and Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board,
Chairman of the Audit Committee and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
David H. Walsh, Trustee
Richard R. West, Trustee and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	35

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

36	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010	37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2010
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios Retirement
2020
2030
2040
2050

*     See the prospectus for information on specific limitations on investments in the fund.

†     Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

38	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2010

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

#GDE-04/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Dynamic Equity Fund

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: June 28, 2010